Taxes - Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 34,749
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 4,391
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 39,140	R$ 51,002	R$ 52,964
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (6,806)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 32,334
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 31,526
Present value of tax loss /social contribution loss carryforwards	3,859
Present value of deferred tax assets	35,384
Present value of deferred tax liabilities	(5,735)
Present value of net deferred taxes	29,649
Up to one year [Member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 10,808
Temporary differences, percentage	31.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 1,394
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	32.00%
Deferred tax assets	R$ 12,202
Deferred tax assets, percentage	31.00%
Deferred tax liabilities	R$ (1,333)
Deferred tax liabilities, percentage	20.00%
Net deferred taxes	R$ 10,869
Net deferred taxes,percentage	33.00%
Later than one year and not later than two years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 12,961
Temporary differences, percentage	38.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 751
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	17.00%
Deferred tax assets	R$ 13,712
Deferred tax assets, percentage	35.00%
Deferred tax liabilities	R$ (1,258)
Deferred tax liabilities, percentage	18.00%
Net deferred taxes	R$ 12,454
Net deferred taxes,percentage	39.00%
Later than one year and not later than three years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 4,575
Temporary differences, percentage	13.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 614
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	14.00%
Deferred tax assets	R$ 5,189
Deferred tax assets, percentage	13.00%
Deferred tax liabilities	R$ (432)
Deferred tax liabilities, percentage	6.00%
Net deferred taxes	R$ 4,757
Net deferred taxes,percentage	15.00%
Later than three years and not later than four years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 813
Temporary differences, percentage	2.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 395
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	9.00%
Deferred tax assets	R$ 1,208
Deferred tax assets, percentage	3.00%
Deferred tax liabilities	R$ (1,069)
Deferred tax liabilities, percentage	16.00%
Net deferred taxes	R$ 139
Net deferred taxes,percentage	0.00%
Later than four years and not later than five years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 685
Temporary differences, percentage	2.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 157
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	3.00%
Deferred tax assets	R$ 842
Deferred tax assets, percentage	2.00%
Deferred tax liabilities	R$ (142)
Deferred tax liabilities, percentage	2.00%
Net deferred taxes	R$ 700
Net deferred taxes,percentage	2.00%
Over 5 years [Member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 4,907
Temporary differences, percentage	14.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 1,080
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	25.00%
Deferred tax assets	R$ 5,987
Deferred tax assets, percentage	16.00%
Deferred tax liabilities	R$ (2,572)
Deferred tax liabilities, percentage	38.00%
Net deferred taxes	R$ 3,415
Net deferred taxes,percentage	11.00%